Goodwill and other intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and other intangible assets
Beginning balance	$ 1,552,328	$ 1,812,491
Charge for the year	46,768	50,383	$ 47,330
Ending balance	1,077,194	1,552,328	1,812,491
Cost
Goodwill and other intangible assets
Beginning balance	1,864,703	2,152,127	1,806,617
Additions during the year	5,011	15,117	21,185
Additions through business combinations		2,990	363,732
Disposals	(14,222)	(33,022)	(399)
Disposal of subsidiary	(80,815)
Exchange differences	(357,724)	(272,238)	(39,008)
Reclassified to assets held for sale		(271)
Ending balance	1,416,953	1,864,703	2,152,127
Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(312,375)	(339,636)	(180,992)
Charge for the year	46,768	50,383	47,330
Impairment charge for the year	88,781		121,596
Disposals	13,959	31,422	398
Disposal of subsidiary	12,103
Exchange differences	82,103	46,184	9,884
Reclassified to assets held for sale		38
Ending balance	(339,759)	(312,375)	(339,636)
Goodwill
Goodwill and other intangible assets
Beginning balance	619,298	763,388
Ending balance	403,242	619,298	763,388
Goodwill | Cost
Goodwill and other intangible assets
Beginning balance	751,026	885,639	780,147
Additions through business combinations			119,035
Disposal of subsidiary	(12,192)
Exchange differences	(160,819)	(134,613)	(13,543)
Ending balance	578,015	751,026	885,639
Goodwill | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(131,728)	(122,251)	(251)
Impairment charge for the year	87,894		121,596
Exchange differences	44,849	(9,477)	(404)
Ending balance	(174,773)	(131,728)	(122,251)
Customerrelated intangible assets
Goodwill and other intangible assets
Beginning balance	764,703	871,964
Ending balance	551,142	764,703	871,964
Customerrelated intangible assets | Cost
Goodwill and other intangible assets
Beginning balance	898,080	1,031,366	877,764
Additions through business combinations		2,224	171,765
Disposals	(4,540)	(16,219)
Disposal of subsidiary	(50,976)
Exchange differences	(172,287)	(119,291)	(18,163)
Ending balance	670,277	898,080	1,031,366
Customerrelated intangible assets | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(133,377)	(159,402)	(131,568)
Charge for the year	31,972	34,044	36,169
Disposals	4,540	16,219
Disposal of subsidiary	9,031
Exchange differences	32,643	43,850	8,335
Ending balance	(119,135)	(133,377)	(159,402)
Network - related intangible assets
Goodwill and other intangible assets
Beginning balance	134,979	147,714
Ending balance	98,604	134,979	147,714
Network - related intangible assets | Cost
Goodwill and other intangible assets
Beginning balance	160,679	175,290	107,202
Additions through business combinations		766	72,932
Disposals	(237)	(1,758)
Disposal of subsidiary	(17,557)
Exchange differences	(20,822)	(13,619)	(4,844)
Ending balance	122,063	160,679	175,290
Network - related intangible assets | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(25,700)	(27,576)	(21,885)
Charge for the year	6,359	7,217	6,936
Disposals	237	1,758
Disposal of subsidiary	3,000
Exchange differences	5,363	7,335	1,245
Ending balance	(23,459)	(25,700)	(27,576)
Licenses
Goodwill and other intangible assets
Beginning balance	17,835	21,512
Ending balance	11,687	17,835	21,512
Licenses | Cost
Goodwill and other intangible assets
Beginning balance	33,433	30,588	17,706
Additions during the year	188	3,007	14,772
Disposals	(4)	(117)	(4)
Disposal of subsidiary	(9)
Exchange differences	(2,676)	(45)	(1,886)
Ending balance	30,932	33,433	30,588
Licenses | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(15,598)	(9,076)	(6,877)
Charge for the year	4,005	6,288	2,598
Impairment charge for the year	887
Disposals	4	117	4
Disposal of subsidiary	1
Exchange differences	1,240	(351)	395
Ending balance	(19,245)	(15,598)	(9,076)
Software
Goodwill and other intangible assets
Beginning balance	15,513	7,913
Ending balance	12,401	15,513	7,913
Software | Cost
Goodwill and other intangible assets
Beginning balance	21,485	29,244	23,798
Additions during the year	4,177	12,110	6,413
Disposals	(9,108)	(14,928)	(395)
Disposal of subsidiary	(81)
Exchange differences	(1,088)	(4,670)	(572)
Reclassified to assets held for sale		(271)
Ending balance	15,385	21,485	29,244
Software | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(5,972)	(21,331)	(20,411)
Charge for the year	4,195	2,834	1,627
Disposals	9,107	13,328	394
Disposal of subsidiary	71
Exchange differences	(1,995)	4,827	313
Reclassified to assets held for sale		38
Ending balance	(2,984)	$ (5,972)	$ (21,331)
Right of way and use
Goodwill and other intangible assets
Ending balance	118
Right of way and use | Cost
Goodwill and other intangible assets
Additions during the year	646
Disposals	(333)
Exchange differences	(32)
Ending balance	281
Right of way and use | Accumulated amortization and impairment
Goodwill and other intangible assets
Charge for the year	237
Disposals	71
Exchange differences	3
Ending balance	$ (163)